[Janus Letterhead]
April 21, 2011
EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-0505

Re:	JANUS INVESTMENT FUND (the “Registrant”)
1933 Act File No. 002-34393
1940 Act File No. 811-01879
Dear Sir or Madam:
On behalf of the Registrant, enclosed please find Post-Effective Amendment No. 146 and Amendment No. 129 under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), respectively, to the Registrant’s Registration Statement on Form N-1A (the “Amendment”), filed pursuant to Rule 485(a)(2). This Amendment relates to and supercedes Post-Effective Amendment No. 139 (filed pursuant to Rule 485(a)(2) on January 28, 2011) and Post-Effective Amendment No. 145 (filed pursuant to Rule 485(b)(iii) on April 20, 2011). The prospectuses and SAIs included in Post-Effective Amendment No. 140, filed on February 11, 2011, Post-Effective Amendment No. 142, filed on March 1, 2011, and Post-Effective Amendment No. 144, filed on April 15, 2011, are not affected by and therefore not included in this Amendment.
The Amendment is being filed for the purpose of establishing a new series of the Registrant: Janus Protected Growth Fund with the share classes noted below. The following Red Herring prospectuses and SAI are included in this filing:
•	Janus Protected Growth Fund — Red Herring Prospectuses (2)
o	Class A Shares, Class C Shares, Class S Shares, Class I Shares, Class T Shares
o	Class D Shares
•	Janus Protected Growth Fund — Red Herring SAI
o	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares, Class T Shares
The Registrant has marked the individual prospectuses and SAI comprising the Amendment to show changes made since Post-Effective Amendment No. 139 filed on January 28, 2011.
Pursuant to Rule 461(a) and Rule 485(a)(3), the Registrant intends to file a request for acceleration of effectiveness of the Amendment (or a subsequent post-effective amendment) on May 3, 2011.

Please call me at (303) 336-4045 with any comments, questions, or if you would like any additional information regarding this filing.
Sincerely,
/s/ Robin Nesbitt
Robin Nesbitt
Legal Counsel
Enclosures (via EDGAR)

cc:	Stephanie Grauerholz-Lofton, Esq.
Larry Greene, Esq.
Donna Brungardt